Schedule of Statement of Cash Flows (Details) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2019 INR (₨)
IfrsStatementLineItems [Line Items]
Investing activities: Representing cash payments up to the amount of INR 610,383 recognised for the acquisition–date fair value of the contingent consideration less payment contingent consideration of INR 200,000 during year ended March 31, 2019					₨ 410,383
Operating Activities: Representing cash payment for contingent consideration in excess of the amount that was recorded on the acquisition date					₨ (389,617)
Air travel bureau limited [member]
IfrsStatementLineItems [Line Items]
Investing activities: Representing cash payments up to the amount of INR 610,383 recognised for the acquisition–date fair value of the contingent consideration less payment contingent consideration of INR 200,000 during year ended March 31, 2019		410,383
Representing cash payments						₨ 610,383
Payment contingent consideration						₨ 200,000
Operating Activities: Representing cash payment for contingent consideration in excess of the amount that was recorded on the acquisition date		389,617
Total		₨ 800,000